                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                                   811-02258
                       Investment Company Act File Number

                          Eaton Vance Series Trust II
                          ---------------------------
               (Exact Name of Registrant as Specified in Charter)

    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                              Alan R. Dynner, Esq.
     Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
     ---------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                   (Registrant's Telephone Number, Including
                                   Area Code)

                                    June 30
                                    -------
                            Date of Fiscal Year End

                                 March 31, 2006
                                 --------------
                            Date of Reporting Period

ITEM 1. SCHEDULE OF INVESTMENTS.

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND as of March 31, 2006 PORTFOLIO OF INVESTMENTS (Unaudited)

LONG - TERM INVESTMENTS
COMMON STOCKS - 94.5%
SECURITY                                 SHARES                  VALUE
------------------------------------------------------------------------
Argentina - 1.8%
------------------------------------------------------------------------
Banco Macro Bansud SA (Class 'B'
Shares)(a)                               130,676            $    291,781
BBVA Banco Frances SA(a)                  67,312                 172,362
BBVA Banco Frances SA (ADR)(a)            20,300                 160,370
Grupo Financiero Galicia SA
(ADR)(a)                                  77,000                 593,670
Grupo Financiero Galicia SA (Class
'B' Shares)(a)                           263,448                 194,086
IRSA Inversiones y Representaciones
SA(a)                                    119,544                 139,670
IRSA Inversiones y Representaciones
SA (GDR)(a)                               16,700                 197,895
Ledesma SAAI                             259,501                 157,490
Molinos Rio de la Plata SA(a)             92,923                 126,662
Petrobras Energia Participaciones
SA(a)                                    134,218                 152,459
Quilmes Industrial SA (ADR)               14,706                 564,269
Siderar SAIC                              75,100                 654,421
Telecom Argentina SA(a)                  229,824                 611,621
Telecom Argentina SA (ADR)(a)             55,500                 751,470
Tenaris SA                               287,701               5,088,748
Transportadora de Gas del Sur SA(a)      252,923                 261,850
Transportadora de Gas del Sur SA
(ADR)(a)                                  10,000                  50,700
------------------------------------------------------------------------
                                                            $ 10,169,524
------------------------------------------------------------------------
Botswana - 0.3%
------------------------------------------------------------------------
Sechaba Breweries Ltd.                   284,600            $    834,851
Sefalana Holding Co.(b)                   99,100                 235,631
Standard Chartered Bank of
Botswana(b)                              488,210                 836,148
------------------------------------------------------------------------
                                                            $  1,906,630
------------------------------------------------------------------------
Brazil - 6.2%
------------------------------------------------------------------------
Banco Bradesco SA                         20,000            $    644,983
Banco Bradesco SA (PFD Shares)            49,240               1,758,312
Banco Itau Holding Financeira SA
(PFD Shares)                              65,200               1,922,418
Bombril SA (PFD Shares)(a)               100,000                 326,638
Brasil Telecom Participacoes SA
(PFD Shares)                          22,900,000                 164,159
Brasil Telecom SA                     33,349,635                 156,715
Caemi Mineracao E Metalurgia SA
(PFD Shares)                             325,000                 573,459
Centrais Eletricas Brasileiras SA     22,000,000                 494,103
Centrais Eletricas Brasileiras SA
(Class 'B' Shares)(a)                 11,000,000                 242,997
Cia Brasileira de Distribuicao Grupo
Pao de Acucar (PFD Shares)             7,178,255                 299,022
Cia de Bebidas das Americas (PFD
Shares)                                6,222,655               2,666,115
Cia de Companhia de Concessoes
Rodoviarias (CCR)                         40,000                 373,353
Cia de Saneamento Basico do Estado
de Sao Paulo(a)                        2,900,000                 255,183
Cia Energetica de Minas Gerais (PFD
Shares)                               14,700,000                 668,767
Cia Siderurgica Nacional SA (CSN)         15,000                 470,262
Cia Vale do Rio Doce (CVRD)               39,900               1,941,141
Cia Vale do Rio Doce (PFD Shares)         68,700               2,959,614
Contax Participacoes SA(a)                 7,000                  11,610
Contax Participacoes SA (ADR)             26,608                  31,930
Contax Participacoes SA (PFD
Shares)                                   31,000                  38,561
Duratex SA (PFD Shares)                   14,200                 274,763
EDP - Energias do Brasil SA               16,600                 230,883
Eletropaulo Metropolitana SA (PFD
Shares)(a)                             5,767,190                 274,995
Embratel Participacoes SA(a)          37,424,000                  79,310
Embratel Participacoes SA (PFD
Shares)(a)                            67,000,000                 148,162
Empresa Brasileira de Aeronautica
SA                                        27,000                 242,808
Empresa Brasileira de Aeronautica
SA (PFD Shares)                          192,051               1,765,142
Gol Linhas Aereas Inteligentes SA
(PFD Shares)                              14,000                 374,413
Investimentos Itau SA (PFD Shares)       682,925               2,929,159
Lojas Americanas SA (PFD Shares)      28,835,940               1,215,690
Natura Cosmeticos SA(a)                   35,000                 415,369
Net Servicos de Comunicacao SA
(PFD Shares)(a)                        1,641,110                 831,669
Petroleo Brasileiro SA                    46,850               3,740,973
Petroleo Brasileiro SA (ADR)             114,800               2,464,609
Sadia SA (PFD Shares)                     67,300                 179,830
Souza Cruz SA                             18,700                 284,385
Tele Norte Leste Participacoes SA          7,000                 154,602
Tele Norte Leste Participacoes SA
(ADR)                                     26,608                 443,821
Tele Norte Leste Participacoes SA
(PFD Shares)                              31,000                 515,143
Telemar Norte Leste SA (PFD
Shares)                                    6,500                 170,061
Telesp Celular Participacoes SA
(PFD Shares)                              41,712                 177,563
Telesp Telecomunicacoes de Sao
Paulo SA (PFD Shares)                      1,086                  26,817
Tim Participacoes SA                  88,232,000                 325,189
Uniao de Bancos Brasileiros SA            49,723                 732,811
Weg SA (PFD Shares)                      130,700                 482,312
------------------------------------------------------------------------
                                                            $ 34,479,821
------------------------------------------------------------------------
Bulgaria - 0.1%
------------------------------------------------------------------------
Albena Invest Holding Plc(a)              19,550            $    170,074
Bulgartabak Holding(a)                     3,450                  61,157
Doverie Holding AD(a)                     37,500                  85,850
DZI AD                                     1,100                  60,829
Sopharma AD(a)                            24,000                 130,380
------------------------------------------------------------------------
                                                            $    508,290
------------------------------------------------------------------------
Chile - 3.3%
------------------------------------------------------------------------
Administradora de Fondos de
Pensiones Provida SA (ADR)                 9,800            $    260,680
Banco de Chile (ADR)                      20,300                 816,060
Banco Santander Chile SA (ADR)            47,622               2,076,319
Cia Cervecerias Unidas SA (ADR)           37,800                 941,220
Cia de Telecomunicaciones de Chile
SA (ADR)                                 113,766               1,017,068
Corpbanca SA (ADR)                        17,000                 472,090
Distribucion y Servicio D&S SA
(ADR)                                     48,500                 938,475
Embotelladora Andina SA (Series
'A') (ADR)                                25,100                 347,635
Embotelladora Andina SA (Series
'B') (ADR)(a)                             48,900                 721,764
Empresa Nacional de Electricidad SA
(ADR)                                     61,159               1,845,779
Enersis SA (ADR)                         137,171               1,626,848
Lan Airlines SA (ADR)                     16,100                 630,959
Madeco SA (ADR)                          105,700                 887,880
Masisa SA (ADR)(a)                       140,805               1,344,688
Quinenco SA (ADR)                         63,100                 771,082
Sociedad Quimica y Minera de Chile
SA (ADR)                                   2,095                 232,545
Sociedad Quimica y Minera de Chile
SA (Series 'B') (ADR)                     20,600               2,338,100
Vina Concha y Toro SA (ADR)               31,000                 913,570
------------------------------------------------------------------------
                                                            $ 18,182,762
------------------------------------------------------------------------
China - 6.9%
------------------------------------------------------------------------
Air China Ltd. (Class 'H' Shares)(a)     300,000            $    115,697
Aluminum Corp. of China Ltd. (Class
'H' Shares)(a)                           330,000                 348,873
Beijing Enterprises Holdings Ltd.(a)      65,000                 120,875
Beijing North Star Co., Ltd. (Class
'H' Shares)                            1,580,000                 472,441
BOE Technology Group Co., Ltd.
(Class 'B' Shares)(a)                  1,405,300                 255,349
BYD Co., Ltd. (Class 'H' Shares)(a)       70,000                 144,639
Chaoda Modern Agriculture
Holdings Ltd.(a)                         220,000                 172,720
China Construction Bank (Class 'H'
Shares) (144A)(a)                      3,489,000               1,624,793
China COSCO Holdings Co., Ltd.
(Class 'H' Shares)(a)                    281,000                 128,295
China Everbright Ltd.(a)                 932,000                 500,086
China International Marine
Containers Co., Ltd. (Class 'B'
Shares)(a)                               124,100                 121,795
China Life Insurance Co., Ltd. (Class
'H' Shares)(a)                         1,925,000               2,452,807
China Mengniu Dairy Co., Ltd.(a)         143,000                 158,268
China Merchants Holdings
International Co., Ltd.                  824,000               2,375,430
China Merchants Property
Development Co., Ltd.                    392,436                 667,559
China Mobile Hong Kong Ltd.              710,400               3,735,422
China Netcom Group Corp. (Hong
Kong) Ltd.(a)                            120,500                 212,310
China Overseas Land & Investment
Ltd.(a)                                  708,000                 483,093
China Petroleum & Chemical Corp.       5,774,000               3,369,635
China Resources Enterprise Ltd.          294,000                 604,164
China Southern Airlines Co., Ltd.
(Class 'H' Shares)(a)                    375,000                 106,523
China Telecom Corp. Ltd. (Class 'H'
Shares)                                1,950,000                 690,075
China Travel International
Investment Hong Kong Ltd.                800,000                 202,817
China Unicom Ltd.                        420,000                 342,994
China Vanke Co., Ltd. (Class 'B'
Shares)                                  493,924                 569,679
Chongqing Changan Automobile Co.,
Ltd. (Class 'B' Shares)(a)               502,100                 245,312
Citic 21CN Co. Ltd.(a)                   682,000                  99,195
CITIC International Financial
Holdings Ltd.(a)                         384,000                 172,927
CNOOC Ltd.                             1,532,500               1,193,496
COFCO International Ltd.(a)              460,000                 265,139
Cosco Pacific Ltd.(a)                    122,000                 242,645
Dazhong Transportation Group Co.,
Ltd.                                     240,788                 147,121
Denway Motors Ltd.                       960,000                 373,513
Focus Media Holding Ltd. (ADR)(a)          2,945                 170,869
Guangdong Electric Power
Development Co., Ltd. (Class 'B'
Shares)(a)                               264,000                 119,076
Guangdong Investment Ltd.                374,000                 167,156
Guangdong Provincial Expressway
Development Co., Ltd. (Class 'B'
Shares)                                  234,960                  95,681
Hangzhou Steam Turbine Co., Ltd.
(Class 'B' Shares)(a)                    124,400                 168,488
Jiangsu Expressway Co., Ltd. (Class
'H' Shares)(a)                           352,000                 226,670
Kingboard Chemical Holdings
Ltd.(a)                                   86,500                 261,359
Lenovo Group Ltd.                        492,000                 188,321
Lianhua Supermarket Holdings Ltd.
(Class 'H' Shares)                       130,000                 142,282
Maanshan Iron & Steel Co., Ltd.        2,729,000                 946,547
Netease.com, Inc. (ADR)(a)                40,000                 981,600
PetroChina Co., Ltd.                   1,872,300               1,974,946
PICC Property & Casualty Co., Ltd.
(Class 'H' Shares)                       390,000                 142,935
Ping An Insurance Group Co. of
China Ltd. (Class 'H' Shares)            669,000               1,722,420
Qingling Motors Co., Ltd.              1,448,966                 231,042
Samson Holding Ltd.(a)                   222,000                 134,461
Semiconductor Manufacturing
International Corp.(a)                 5,641,000                 843,749
Shanghai Diesel Engine Co., Ltd.         534,000                 202,920
Shanghai Electric Group Co., Ltd.
(Class 'H' Shares)(a)                    460,000                 193,963
Shanghai Industrial Holdings Ltd.         84,000                 176,281
Shanghai Jinjiang International
Hotels Development Co., Ltd.             574,800                 523,068
Shenzhen Chiwan Wharf Holdings
Ltd. (Class 'B' Shares)                  153,115                 268,351
Sina Corp.(a)                              9,000                 251,100
Sinopec Yizheng Chemical Fibre
Co., Ltd.                              3,201,000                 843,985
Sinopec-China Petroleum &
Chemical Corp.                         1,628,000                 919,940
Sinotrans Ltd. (Class 'H' Shares)(a)     300,000                 120,573
Sohu.com, Inc.(a)                         11,000                 293,590
Tingyi (Cayman Islands) Holding
Corp.                                  1,184,000                 678,982
TPV Technology Ltd.(a)                    84,000                  92,424
Travelsky Technology Ltd.                406,000                 431,439
Tsingtao Brewery Co., Ltd.             1,124,000               1,563,763
Weiqiao Textile Co., Ltd. (Class 'H'
Shares)(a)                                82,000                 123,871
Wumart Stores, Inc. (Class 'H'
Shares)                                   39,000                 135,699
Yantai Changyu Pioneer Wine Co.,
Ltd. (Class 'B' Shares)(a)                79,960                 236,381
Yanzhou Coal Mining Co., Ltd.
(Class 'H' Shares)                       320,000                 278,022
Zhejiang Expressway Co., Ltd. (Class
'H' Shares)(a)                           186,000                 123,251
------------------------------------------------------------------------
                                                            $ 38,690,892
------------------------------------------------------------------------
Colombia - 0.9%
------------------------------------------------------------------------
Bancolombia SA (ADR)                      87,900            $  3,067,710
Compania de Cemento Argos SA             132,000                 761,931
Interconexion Electrica SA               380,000               1,007,259
Inversiones Nacional de Chocolates
SA                                        46,000                 312,048
------------------------------------------------------------------------
                                                            $  5,148,948
------------------------------------------------------------------------
Croatia - 0.9%
------------------------------------------------------------------------
Adris Grupa DD (PFD Shares)                1,110            $    608,028
Atlantska Plovidba DD(a)                     950                 130,773
Croatia Osiguranje DD                        160                 163,672
Dalekovod DD(a)                              690                  61,818
Ericsson Nikola Tesla                      1,770                 624,957
Institut Gradevinarstva Hrvatske
DD(a)                                        110                  56,176
Koncar-Elektroindustrija DD(a)             1,470                  97,015
Kras DD(a)                                 1,645                 166,181
Petrokemija DD(a)                          2,600                  59,199
Pliva DD                                   1,470                 140,190
Pliva DD (GDR)(a)                         93,340               1,798,853
Podravka Prehrambena Industija DD          7,000                 400,322
Privredna Banka Zagreb DD(a)               2,780                 332,610
Riviera Holding DD(a)                      3,830                 264,142
Tankerska Plovidba(a)                        110                  50,514
------------------------------------------------------------------------
                                                            $  4,954,450
------------------------------------------------------------------------
Czech Republic - 3.2%
------------------------------------------------------------------------
Cesky Telecom AS(a)                       38,400            $    815,390
Cesky Telecom AS (GDR)(a)                 54,303               1,154,976
CEZ AS                                   185,070               6,417,299
Komercni Banka AS                         11,300               1,558,307
Komercni Banka AS (GDR)                   27,154               1,255,873
Philip Morris CR AS                        1,660               1,129,283
Unipetrol AS(a)                          295,700               3,426,034
Zentiva NV AS                             34,900               1,897,070
------------------------------------------------------------------------
                                                            $ 17,654,232
------------------------------------------------------------------------
Egypt - 1.8%
------------------------------------------------------------------------
Alexandria Mineral Oils Co.(a)             8,500            $    112,397
Alexandria National Iron & Steel Co.       1,800                 435,404
Commercial International Bank             44,420                 541,000
Eastern Tobacco                           13,400                 818,170
Egyptian Financial & Industrial
Co.(a)                                     6,100                  99,935
Egyptian Financial Group-Hermes
Holding SAE(a)                            81,850                 938,480
Egyptian International
Pharmaceutical Industrial Co.             40,120                 165,785
Egyptian Media Production City(a)         48,072                  74,714
El Ezz Steel Rebars SAE(a)                 9,200                 124,054
El Watany Bank of Egypt(a)                32,900                 125,876
Medinet Nasr for Housing(a)                9,000                 131,536
MobiNil- Egyptian Company for
Mobil Services                             6,978                 200,500
National Societe General Bank             19,400                 151,892
Olympic Group Financial Investment
Co.                                       53,371                 457,333
Orascom Construction Industries
(OCI)(a)                                  47,042               1,931,607
Orascom Hotel Holdings SAE(a)             11,863                  33,024
Orascom Telecom Holding SAE(a)            45,800               2,518,104
Oriental Weavers Co.                      26,710                 361,323
Sidi Kerir Petrochemicals Co.(a)          16,300                 338,961
Suez Cement Co.(a)                        26,800                 393,212
Vodafone Egypt
Telecommunications Co.                    19,600                 300,233
------------------------------------------------------------------------
                                                            $ 10,253,540
------------------------------------------------------------------------
Estonia - 0.4%
------------------------------------------------------------------------
AS Eesti Telekom (GDR)                    42,400            $  1,229,600
AS Harju Elekter(a)                       18,000                  84,192
AS Merko Ehitus                           23,000                 480,779
AS Norma                                  25,000                 181,427
AS Saku Olletehase(a)                      8,000                 104,073
------------------------------------------------------------------------
                                                            $  2,080,071
------------------------------------------------------------------------
Ghana - 0.2%
------------------------------------------------------------------------
Aluworks Ghana Ltd.(b)                   210,900            $    141,138
SSB Bank Ltd.(b)                         370,000                 283,215
Standard Chartered Bank of Ghana
Ltd.(b)                                   10,200                 144,997
Unilever Ghana Ltd.(b)                   249,000                 419,311
------------------------------------------------------------------------
                                                            $    988,661
------------------------------------------------------------------------
Hungary - 3.4%
------------------------------------------------------------------------
BorsodChem Rt.                            20,000            $    224,283
Danubius Hotel and Spa Rt.(a)              8,190                 221,551
Delmagyarorszagi Aramszol Rt.              2,700                 217,085
EGIS Rt.(a)                                2,478                 374,813
FHB Land Credit and Mortgage Bank
Rt.(a)                                    20,000                 129,657
Fotex Rt.(a)                             478,034               1,632,677
Gedeon Richter Rt.                         9,452               1,898,089
Magyar Tavkozlesi Rt. (ADR)               37,300                 812,767
Magyar Telekom Rt.                       614,300               2,739,745
MOL Magyar Olaj-es Gazipari Rt.           44,605               4,575,302
OTP Bank Rt.                             162,020               5,599,148
Pannonplast Rt.(a)                        18,000                 231,246
RABA Rt.(a)                               34,760                 111,230
------------------------------------------------------------------------
                                                            $ 18,767,593
------------------------------------------------------------------------
India - 1.6%
------------------------------------------------------------------------
Bajaj Auto Ltd.(a)                         3,800            $    231,420
Bajaj Auto Ltd. (GDR)                      3,402                 207,182
Dr. Reddy's Laboratories Ltd. (ADR)       13,400                 420,760
Gail India Ltd. (GDR)                     16,700                 709,750
Grasim Industries Ltd. (GDR)              13,300                 597,835
HDFC Bank Ltd. (ADR)                       7,700                 419,650
Hindalco Industries Ltd. (GDR)
(144A)                                   140,410                 556,024
ICICI Bank Ltd. (ADR)                     26,300                 727,984
ITC Ltd. (GDR)                           220,700                 953,424
Larsen & Toubro Ltd. (GDR)(a)             12,000                 654,000
Mahanagar Telephone Nigam Ltd.
(ADR)                                     38,500                 319,550
Ranbaxy Laboratories Ltd. (GDR)           20,500                 201,720
Reliance Energy Ltd. (GDR) (144A)          5,900                 250,750
Reliance Industries Ltd. (GDR)
(144A)                                    21,408                 888,432
Satyam Computer Services Ltd.
(ADR)                                     12,000                 525,120
State Bank of India Ltd. (GDR)            11,800                 626,614
Tata Motors Ltd. (ADR)                    19,800                 412,632
Videsh Sanchar Nigam Ltd. (ADR)           11,100                 238,206
Wipro Ltd. (ADR)                          13,100                 194,797
------------------------------------------------------------------------
                                                            $  9,135,850
------------------------------------------------------------------------
Indonesia - 3.6%
------------------------------------------------------------------------
Aneka Tambang Tbk PT                   1,717,500            $    823,121
Astra Argo Lestari Tbk PT(a)             500,000                 340,147
Astra International Tbk PT             1,601,000               1,980,500
Bakrie & Brothers Tbk PT(a)           39,364,000                 736,424
Bank Central Asia Tbk PT               3,078,000               1,414,692
Bank Danamon Indonesia Tbk PT(a)         455,000                 240,763
Bank Internasional Indonesia Tbk
PT(a)                                  6,667,000                 117,390
Bank Mandiri PT(a)                     2,168,000                 403,158
Bank Pan Indonesia Tbk PT              1,950,272                 107,630
Bank Rakyat Indonesia PT               2,240,000                 956,126
Berlian Laju Tanker Tbk PT(a)          1,250,000                 194,984
Bumi Resources Tbk PT                  8,789,000                 878,029
Ciputra Development Tbk PT(a)         12,232,500                 586,477
Gudang Garam Tbk PT                      763,500                 881,776
Indah Kiat Pulp & Paper Corp. Tbk
PT(a)                                  1,095,000                 127,630
Indocement Tunggal Prakarsa Tbk
PT(a)                                    500,000                 248,232
Indofood Sukses Makmur Tbk PT          8,176,500                 797,271
Indonesian Satellite Corp. Tbk PT      1,322,500                 747,194
International Nickel Indonesia Tbk
PT                                       130,000                 244,950
Jakarta International Hotels &
Development Tbk PT(a)                  2,100,000                 131,727
Kalbe Farma Tbk PT(a)                  1,517,000                 227,351
Kawasan Industri Jababeka Tbk
PT(a)                                  1,250,000                  19,258
Matahari Putra Prima Tbk PT(a)         1,600,000                 181,477
Medco Energi Internasional Tbk
PT(a)                                    314,000                 143,221
Perusahaan Gas Negara PT               1,361,000               1,499,583
Perusahaan Perkebunan London
Sumatra Indonesia Tbk PT(a)              454,000                 201,864
Ramayana Lestari Sentosa Tbk PT(a)     4,100,000                 359,303
Semen Gresik Persero Tbk PT              265,500                 744,498
Telekomunikasi Indonesia Tbk PT        3,675,160               2,789,717
Tempo Scan Pacific Tbk PT                200,000                 147,576
Trimegah Securities Tbk PT             6,845,000                 127,261
Unilever Indonesia Tbk PT                852,700                 398,947
United Tractors Tbk PT(a)              2,929,000               1,448,513
------------------------------------------------------------------------
                                                            $ 20,246,790
------------------------------------------------------------------------
Israel - 3.1%
------------------------------------------------------------------------
Alvarion Ltd.(a)                          14,178            $    127,602
AudioCodes Ltd.(a)                        10,200                 140,964
Bank Hapoalim Ltd.                       243,752               1,127,037
Bank Leumi Le-Israel                     253,024                 915,024
Bezeq Israeli Telecommunication
Corp. Ltd.(a)                            922,638               1,201,920
Check Point Software Technologies
Ltd.(a)                                   38,341                 767,587
Delek Group Ltd.(a)                          570                  81,774
Discount Investment Corp.(a)               3,650                  81,377
Elbit Systems Ltd.                         4,000                  93,256
Gazit Globe (1982) Ltd.                   14,000                 134,218
Gilat Satellite Networks Ltd.(a)          18,600                 110,502
Given Imaging Ltd.(a)                      8,000                 184,800
Harel Insurance Investments Ltd.           3,000                 123,121
IDB Development Corp. Ltd.                 2,976                  82,826
IDB Holding Corp. Ltd.                     7,103                 159,665
Israel Chemicals Ltd.                    335,415               1,187,572
Israel Discount Bank Ltd. (Series
'A')(a)                                  275,000                 520,151
Koor Industries Ltd.(a)                    3,023                 152,452
Lipman Electrical Engineering(a)           4,000                 107,589
M-Systems Flash Disk Pioneers
Ltd.(a)                                   10,000                 258,600
Makhteshim-Agan Industries Ltd.          200,757               1,037,857
Nice Systems Ltd.(a)                       7,900                 402,402
Orbotech Ltd.(a)                          10,000                 246,300
Ormat Industries Ltd.(a)                  13,000                 112,188
Osem Investment Ltd.                       5,695                  44,449
Partner Communications Co., Ltd.          95,960                 737,400
Property & Building Corp. Ltd.(a)          1,000                 104,432
Retalix Ltd.(a)                            5,000                 121,570
Syneron Medical Ltd.(a)                   10,800                 315,468
Taro Pharmaceuticals Industries
Ltd.(a)                                   14,244                 198,561
Teva Pharmaceutical Industries Ltd.       82,999               3,414,295
Teva Pharmaceutical Industries Ltd.
(ADR)                                     55,300               2,277,254
The Israel Corp. Ltd.                      1,850                 603,506
United Mizrahi Bank Ltd.(a)               30,000                 173,496
------------------------------------------------------------------------
                                                            $ 17,347,215
------------------------------------------------------------------------
Kenya - 0.9%
------------------------------------------------------------------------
Athi River Mining Ltd.(a)                561,200            $    353,973
Bamburi Cement Co., Ltd.                 131,541                 257,599
Barclays Bank of Kenya Ltd.              102,132                 357,350
East African Breweries Ltd.              533,000                 990,331
East African Portland Cement Co.,
Ltd.(a)                                   40,900                  68,547
Kenya Airways Ltd.                     1,127,600               1,653,603
Kenya Commercial Bank Ltd.               241,940                 398,965
Kenya Oil Co., Ltd.(a)                    78,000                 145,978
Kenya Power & Lighting Ltd.(a)           112,650                 215,719
Mumias Sugar Co., Ltd.(a)                181,638                 109,271
Nation Media Group Ltd.                   89,673                 249,440
NIC Bank Ltd.                            147,120                 102,643
Standard Chartered Bank Kenya Ltd.        68,420                 133,618
------------------------------------------------------------------------
                                                            $  5,037,037
------------------------------------------------------------------------
Latvia - 0.1%
------------------------------------------------------------------------
Grindeks(a)                               12,000            $    129,822
Latvian Shipping Co.(a)                   96,000                 185,129
------------------------------------------------------------------------
                                                            $    314,951
------------------------------------------------------------------------
Lithuania - 0.3%
------------------------------------------------------------------------
Invalda PVA(a)                            35,000            $    174,616
Klaipedos Nafta PVA(a)                   300,000                 105,452
Lietuvos Telekomas (GDR)                  60,000                 540,000
Mazeikiu Nafta                            90,000                 309,107
Pieno Zvaigzdes(a)                        40,000                  64,416
Rokiokio Suris(a)                          3,000                  76,298
Siauliu Bankas                           125,000                 151,492
Snaige                                    21,000                 114,075
------------------------------------------------------------------------
                                                            $  1,535,456
------------------------------------------------------------------------
Malaysia - 3.4%
------------------------------------------------------------------------
Affin Holdings Bhd(a)                    236,000            $    113,392
AMMB Holdings Bhd                        267,600                 205,558
Arab-Malaysian Corp. Bhd
(AMCORP)(a)                              400,000                 137,927
Berjaya Sports Toto Bhd                  221,384                 280,527
British American Tobacco Malaysia
Bhd                                       20,700                 238,861
Bursa Malaysia Bhd(a)                     81,000                 129,755
Commerce Asset Holdings Bhd              345,733                 591,382
Digi.com Bhd(a)                          100,000                 229,426
DRB-Hicom Bhd                             42,200                  16,499
EON Capital Bhd                           48,500                  76,370
Fountain View Development Bhd(a)          86,600                   7,958
Gamuda Bhd                               409,400                 417,710
Genting Bhd                              126,200                 815,498
Golden Hope Plantations Bhd              100,000                 113,491
Guinness Anchor Bhd                       67,000                 100,052
Guocoland Malaysia Bhd                    11,850                   2,252
Highlands & Lowlands Bhd                 100,000                 112,948
Hong Leong Bank Bhd                      144,400                 199,823
Hong Leong Credit Bhd                     61,500                  72,135
IGB Corp. Bhd(a)                         312,000                  97,418
IJM Corp. Bhd                            225,600                 312,389
IOI Corp. Bhd                            212,188                 766,228
Island & Peninsular Bhd                   34,996                  12,922
Kian Joo Can Factory Bhd(a)              124,000                 101,002
KLCC Property Holdings Bhd               250,000                 145,937
Kuala Lumpur Kepong Bhd                   44,900                 114,594
Lafarge Malayan Cement Bhd(a)          1,312,200                 283,239
Magnum Corp. Bhd                         292,000                 153,012
Malakoff Bhd                             151,600                 377,041
Malayan Banking Bhd                      335,355               1,001,576
Malaysia International Shipping
Corp. Bhd                                289,700                 744,505
Malaysian Bulk Carriers Bhd(a)           164,000                 101,968
Malaysian Oxygen Bhd                      93,900                 313,586
Malaysian Pacific Industries Bhd          65,500                 179,563
Malaysian Plantations Bhd                134,800                  79,055
Malaysian Resources Corp. Bhd(a)         560,000                  95,789
Maxis Communications Bhd                 338,400                 799,348
MEMS Technology Bhd(a)                   870,000                 114,472
MMC Corp. Bhd(a)                         233,000                 150,563
Nestle Malaysia Bhd                        6,000                  39,348
O.Y.L Industries Bhd                     608,800                 644,653
Petra Perdana Bhd(a)                     128,000                 100,757
Petronas Dagangan Bhd                    340,500                 375,344
Petronas Gas Bhd                          71,000                 173,495
PLUS (Projek Lebuhraya Utara
Selatan) Expressways Bhd                 139,700                 105,028
Pos Malaysia & Services Holdings
Bhd(a)                                   110,000                 133,203
PPB Group Bhd                            252,000                 294,209
PPB Oil Palms Bhd                         90,000                 136,534
Proton Holdings Bhd                       46,300                  71,654
Public Bank Bhd                          447,187                 795,274
Malaysia (continued)
Ramatex Bhd                               78,300                  49,747
Resorts World Bhd                        114,000                 408,569
RHB Capital Bhd(a)                       150,000                  98,966
Road Builder (M) Holdings Bhd            298,000                 170,720
Scomi Group Bhd                          704,000                 233,201
Shell Refining Co. (Federal of
Malaya) Bhd                              151,100                 418,348
Sime Darby Bhd                           742,900               1,230,401
Southern Bank Bhd                        202,000                 232,543
SP Setia Bhd                             140,000                 142,923
Star Publications (Malaysia) Bhd          52,000                 100,948
Ta Ann Holdings Bhd                       80,000                 132,497
Tan Chong Motor Holdings Bhd             219,000                  94,543
Tanjong Plc                               68,000                 269,556
Telekom Malaysia Bhd                     310,100                 787,227
Tenaga Nasional Bhd                      169,825                 387,318
TIME Engineering Bhd(a)                  103,900                  12,396
Titan Chemicals Corp. Bhd(a)             678,200                 250,428
Top Glove Corp. Bhd                       75,000                 156,797
Transmile Group Bhd(a)                    35,000                 120,686
Uchi Technologies Bhd(a)                 122,400                 106,345
UEM Builders Bhd(a)                      457,000                 126,373
UEM World Bhd(a)                         468,000                  97,842
UMW Holdings Bhd                          57,000                 112,202
YTL Corp. Bhd                            155,584                 215,438
YTL e-Solutions Bhd                      577,000                  29,104
YTL Power International Bhd              257,000                 151,419
------------------------------------------------------------------------
                                                            $ 18,811,807
------------------------------------------------------------------------
Mauritius - 0.5%
------------------------------------------------------------------------
Air Mauritius Ltd.                        83,400            $     58,331
Ireland Blyth Ltd.                        64,209                  83,969
Mauritius Commercial Bank                463,595                 837,005
Mauritius Development Investment
Trust Co., Ltd.                          300,000                  58,068
Mon Tresor & Mon Desert Ltd.              23,449                  35,878
New Mauritius Hotels Ltd.                235,400                 536,044
Rogers & Co., Ltd.                        48,555                 262,203
Shell Mauritius Ltd.                      22,000                  60,475
State Bank of Mauritius Ltd.             641,899                 685,926
Sun Resorts Ltd.                          95,730                 196,193
United Basalt Products Ltd.               85,125                 116,437
------------------------------------------------------------------------
                                                            $  2,930,529
------------------------------------------------------------------------
Mexico - 6.4%
------------------------------------------------------------------------
Alfa SA de CV                            381,572            $  2,176,659
America Movil SA de CV                 3,619,360               6,189,950
America Telecom SA de CV(a)              132,061                 772,248
Carso Global Telecom SA de CV(a)         160,800                 371,250
Cemex SA de CV                           867,698               5,655,480
Coca-Cola Femsa SA de CV                  19,000                  63,681
Consorcio ARA SA de CV(a)                118,000                 525,371
Corporacion GEO SA de CV (Series
'B')(a)                                   70,000                 266,679
Desarrolladora Homex SA de CV(a)          25,100                 146,776
Empresas ICA SA de CV(a)                 236,819                 723,941
Fomento Economico Mexicano SA
de CV                                    135,800               1,240,784
Grupo Aeroportuario del Surests SA
de CV (Class 'B' Shares)                  72,826                 244,018
Grupo Bimbo SA de CV                     141,527                 462,521
Grupo Carso SA de CV                     731,000               1,677,645
Grupo Elektra SA de CV                     9,626                  98,078
Grupo Financiero Banorte SA de CV
(Class 'O' Shares)                     1,313,100               3,122,052
Grupo Financiero Inbursa SA de CV        993,808               1,496,197
Grupo IMSA SA de CV (Series
'UBC')(a)                                 28,827                  99,766
Grupo Iusacell SA de CV(a)               136,250                 350,217
Grupo Mexico SA de CV                    339,330                 959,435
Grupo Modelo SA de CV (Series 'C')       110,000                 403,920
Grupo Televisa SA                        392,118               1,551,446
Impulsora del Desarrollo y el Empleo
en America Latina SA de CV(a)            752,730                 849,937
Industrias CH SA (Series 'B')(a)          39,452                  99,959
Industrias Penoles SA de CV(a)            29,929                 236,283
Kimberly-Clark de Mexico SA de
CV                                       121,570                 415,268
Telefonos de Mexico SA de CV
(Telmex)                               2,126,460               2,399,118
TV Azteca SA de CV                       593,565                 374,341
Urbi Desarrollos Urbanos SA de
CV(a)                                     61,000                 464,783
US Commercial Corp. SA de CV(a)          128,000                  41,714
Vitro SA de CV (Series 'A')(a)           102,400                  96,259
Wal-Mart de Mexico SA de CV(a)           729,632               1,929,030
------------------------------------------------------------------------
                                                            $ 35,504,806
------------------------------------------------------------------------
Morocco - 1.8%
------------------------------------------------------------------------
Banque Commerciale du Maroc                8,180            $  1,658,100
Banque Marocaine du Commerce
Exterieur (BMCE)                           9,120               1,016,841
Banque Marocaine pour le
Commerce et L' Industrie (BMCI)(a)         2,200                 294,004
Centrale Laitiere(a)                         420                 300,257
Ciments du Maroc                           1,665                 353,271
Cosumar Compagnie Sucriere
Marocaine et de Raffinage(a)               1,637                 183,133
CTM                                        1,560                  42,162
Holcim Maroc SA                            2,082                 426,092
Lafarge Ciments                              700                 279,830
Lesieur Cristal SA                         1,663                 155,893
Managem(a)                                 2,800                 110,609
Maroc Telecom                            124,100               1,814,223
ONA SA                                     9,623               1,355,203
Samir                                      6,247                 662,231
Societe des Brasseries du Maroc            3,529                 760,857
Societe Nationale d'Investissement         2,630                 351,902
SONASID (Societe Nationale de
Siderurgie)(a)                             1,700                 292,238
------------------------------------------------------------------------
                                                            $ 10,056,846
------------------------------------------------------------------------
Nigeria - 0.8%
------------------------------------------------------------------------
African Petroleum Plc(a)                 894,000            $    260,770
Ashaka Cement Plc(a)                     421,000                 105,127
Cadbury Nigeria Plc(a)                   400,000                 191,963
Conoil Plc                               322,000                 205,767
First Bank of Nigeria Plc(a)           1,928,000                 556,660
Guaranty Trust Bank Plc                3,275,000                 386,407
Guiness Nigeria Plc                      335,000                 266,641
Nestle Foods Nigeria Plc                  80,000                 121,732
Nigeria Bottling Co., Plc(a)             300,000                 128,755
Oando Plc(a)                             339,000                 222,235
Oceanic Bank International Plc(a)      1,927,000                  91,425
PZ Industries Plc                      2,216,666                 280,218
Total Nigeria Plc                        149,500                 222,821
UACN(a)                                1,581,000                 223,918
UACN Property Development Co.,
Plc(a)                                 2,000,000                 146,763
Unilever Nigeria Plc(a)                3,000,000                 419,977
Union Bank of Nigeria Plc              2,133,333                 424,170
United Bank for Africa Plc(a)          1,200,000                 116,863
Zenith Bank Ltd.(a)                    2,000,000                 306,516
------------------------------------------------------------------------
                                                            $  4,678,728
------------------------------------------------------------------------
Peru - 1.3%
------------------------------------------------------------------------
Alicorp SA(a)                          1,377,738            $    769,618
Cementos Lima SA                           4,981                  57,129
Cia de Minas Buenaventura SA              36,649                 904,864
Cia de Minas Buenaventura SA
(ADR)                                     41,440                 994,905
Compania Minera Atacocha SA               51,862                  53,472
Compania Minera Milpo SA                 241,600                 333,811
Credicorp Ltd.                            56,400               1,493,472
Edegel SA                              1,814,034                 743,832
Ferreyros SA                             246,411                 135,451
Grana y Montero SA(a)                    100,000                  38,627
Luz del Sur SAA(a)                        83,400                  97,884
Minsur SA                                277,019                 403,326
Sociedad Minera Cerro Verde SA(a)         47,600                 207,060
Southern Peru Copper Corp. (ADR)           4,530                 380,973
Union de Cervecerias Backus y
Johnston SAA                           1,146,501                 841,437
------------------------------------------------------------------------
                                                            $  7,455,861
------------------------------------------------------------------------
Philippines - 2.7%
------------------------------------------------------------------------
Aboitiz Equity Ventures, Inc.          2,000,000            $    199,185
Ayala Corp.                               95,856                 663,678
Ayala Land, Inc.                       2,474,840                 544,213
Banco De Oro(a)                          400,000                 265,820
Bank of the Philippine Islands           891,720               1,088,934
Benpres Holdings Corp.(a)             31,820,000                 622,403
Equitable PCI Bank, Inc.(a)              485,000                 711,202
Filinvest Land, Inc.(a)               12,884,437                 321,515
Globe Telecom, Inc.                       17,000                 292,353
International Container Terminal
Services, Inc.(a)                        514,000                 113,028
JG Summit Holdings, Inc.               4,200,000                 484,363
Jollibee Foods Corp.                     500,000                 352,118
Manila Electric Co.(a)                   394,286                 157,992
Metropolitan Bank & Trust Co.            728,875                 555,632
Petron Corp.                           7,477,423                 641,717
Philippine Long Distance Telephone
Co.                                      114,060               4,276,261
San Miguel Corp. (Class 'B' Shares)    1,721,900               2,726,150
SM Investments Corp.(a)                  100,000                 447,678
SM Prime Holdings, Inc.                2,749,000                 423,983
------------------------------------------------------------------------
                                                            $ 14,888,225
------------------------------------------------------------------------
Poland - 3.3%
------------------------------------------------------------------------
Agora SA                                  53,392            $    806,889
Bank BPH                                   3,226                 769,860
Bank Millennium SA                       196,243                 434,604
Bank Pekao SA                             36,600               2,141,694
Bank Zachodni WBK SA                       7,350                 333,548
BRE Bank SA(a)                             4,000                 216,189
Budimex SA(a)                              9,900                 140,749
Cersanit-Krasnystaw SA(a)                 63,800                 312,241
ComArch SA(a)                              4,100                 139,938
ComputerLand SA(a)                        10,172                 312,356
Echo Investment SA(a)                      6,000                 531,385
Globe Trade Centre SA(a)                   1,500                 133,692
Grupa Lotos SA(a)                          7,767                 275,975
KGHM Polska Miedz SA                      58,290               1,481,463
KGHM Polska Miedz SA (GDR)                11,300                 579,125
Netia SA(a)                              120,000                 178,525
Orbis SA                                  60,680                 824,336
Polish Oil & Gas(a)                      320,015                 340,830
Polska Grupa Farmaceutyczna SA             9,000                 201,666
Polski Koncern Naftowy Orlen SA          122,225               2,201,364
Powszechna Kasa Oszczednosci
Bank Polski SA                           135,636               1,443,071
Prokom Software SA                        24,781               1,113,963
Softbank SA(a)                            32,523                 378,505
Telekomunikacja Polska SA(a)             133,106                 900,554
Telekomunikacja Polska SA (GDR)          169,000               1,132,300
Telekomunikacja Polska SA (GDR)
(144A)                                    76,100                 509,870
TVN SA(a)                                 27,711                 750,788
------------------------------------------------------------------------
                                                            $ 18,585,480
------------------------------------------------------------------------
Romania - 0.8%
------------------------------------------------------------------------
Antibiotice SA(a)                        907,000            $    438,890
Banca Transilvania(a)                  2,000,000               1,025,209
BRD-Group Societe Generale(a)            241,000               1,408,636
Impact SA(a)                           2,216,000                 460,914
Rompetrol Rafinare SA(a)               4,400,000                 137,527
SNP Petrom SA(a)                       3,796,106                 738,608
------------------------------------------------------------------------
                                                            $  4,209,784
------------------------------------------------------------------------
Russia - 7.3%
------------------------------------------------------------------------
Aeroflot - Russian International
Airlines                                 100,000            $    215,000
AvtoVAZ                                   21,000               1,312,500
Cherepovets MK Severstal                  15,000                 201,910
Golden Telecom, Inc. (ADR)                   700                  21,035
Irkutskenergo (ADR)                       11,500                 304,750
JSC MMC Norilsk Nickel (ADR)              12,900               1,247,430
JSC Scientific Production Corp. Irkut
(ADR)                                     18,333                 560,990
LUKOIL (ADR)                             109,800               9,157,320
Magadanenergo(a)                       1,000,000                  75,000
Mobile Telesystems (ADR)                  15,800                 522,980
Mosenergo (ADR)                           12,900                 225,492
OAO Gazprom(a)(c)                      1,091,300               9,062,237
Polyus Gold Co.(a)                        12,900                 354,750
Rostelecom(a)                             75,000                 243,750
Sberbank RF                                8,042               1,182,174
Sberbank RF (GDR)                          2,000               2,932,003
Sibneft                                   77,000                 357,412
Surgutneftegaz(a)                         24,500               2,842,122
Surgutneftegaz (ADR) (PFD
Shares)(a)                                35,200               2,692,800
Tatneft (ADR)                              7,250                 746,388
Transneft(a)                                 200                 456,662
Unified Energy System (GDR)               30,494               2,082,740
United Heavy Machinery Uralmash-
Izhora Group(a)                            5,800                  57,565
United Heavy Machinery Uralmash-
Izhora Group (ADR)(a)                      6,900                  67,965
United Heavy Machinery Uralmash-
Izhora Group (ADR) (144A)(a)              37,600                 370,360
Uralsvyazinform (ADR)                      6,329                  52,657
VimpelCom (ADR)(a)                        19,500                 838,695
Wimm-Bill-Dann Foods OJSC
(ADR)(a)                                 101,000               2,864,360
------------------------------------------------------------------------
                                                            $ 41,049,047
------------------------------------------------------------------------
South Africa - 6.7%
------------------------------------------------------------------------
ABSA Group Ltd.                           22,773            $    427,598
African Bank Investments Ltd.             56,000                 273,062
African Oxygen Ltd. (AFROX)               32,000                 155,062
Alexander Forbes Ltd.                    132,100                 319,503
Anglo Platinum Ltd.                        9,500                 859,154
AngloGold Ashanti Ltd.                    12,562                 675,339
AngloGold Ashanti Ltd. (ADR)              20,619               1,115,900
Aspen Pharmacare Holdings Ltd.            43,010                 300,752
Aveng Ltd.(a)                            138,000                 525,682
AVI Ltd.(a)                               52,000                 141,665
Barloworld Ltd.                           57,100               1,229,308
BidBEE Ltd.(a)                            16,662                 152,322
Bidvest Group Ltd.                       118,037               2,176,181
Business Connexion Group                  19,400                 26,926
DataTec Ltd.(a)                           53,000                 223,349
Edgars Consolidated Stores Ltd.           55,000                 342,575
FirstRand Ltd.                           330,385               1,068,475
Foschini Ltd.                             27,423                 258,748
Gold Fields Ltd.                          40,180                 877,424
Grindrod Ltd.                             65,000                 141,063
Harmony Gold Mining Co., Ltd.(a)          33,400                 535,213
Impala Platinum Holdings Ltd.              8,261               1,558,496
Imperial Holdings Ltd.                    13,912                 384,661
Investec Ltd.                              3,300                 167,261
JD Group Ltd.(a)                          14,214                 215,368
Johnnic Communications Ltd.                   78                     771
Johnnic Holdings Ltd.                        200                     339
Liberty Group Ltd.                        15,000                 216,188
Metropolitan Holdings Ltd.(a)             65,000                 148,928
Mittal Steel South Africa Ltd.            27,000                 276,628
MTN Group Ltd.                           389,880               3,875,238
Murray & Roberts Holdings Ltd.(a)        114,500                 513,769
Mvelaphanda Group Ltd.(a)                136,000                 198,616
Nampak Ltd.                               65,700                 178,276
Naspers Ltd.                              31,868                 648,517
Nedcor Ltd.                               22,183                 461,683
Network Healthcare Holdings Ltd.         217,000                 318,166
Pick'n Pay Stores Ltd.                   104,260                 510,939
Remgro Ltd.                               90,705               1,983,085
Reunert Ltd.                              56,000                 618,115
RMB Holdings Ltd.                         65,000                 306,850
Sanlam Ltd.(a)                           273,690                 729,724
Sappi Ltd.                                23,820                 354,563
Sasol Ltd.                                91,536               3,460,712
Shoprite Holdings Ltd.                   126,153                 459,742
Standard Bank Group Ltd.                 145,053               1,989,232
Steinhoff International Holdings Ltd.    280,700               1,009,999
Telkom South Africa Ltd.                  70,000               1,819,208
Tiger Brands Ltd.                         62,016               1,745,839
Tradehold Ltd.(a)                         29,862                  12,086
Truworths International Ltd.              66,000                 304,309
VenFin Ltd.                               105,000                868,684
Woolworths Holdings Ltd.                 98,942                  262,849
------------------------------------------------------------------------
                                                            $ 37,424,142
------------------------------------------------------------------------
South Korea - 6.4%
------------------------------------------------------------------------
Amorepacific Corp.                           400            $    156,453
Daelim Industrial Co., Ltd.                2,500                 197,660
Daesang Corp.(a)                          27,000                 449,339
Daesang Holdings C Krw1000(a)             18,000                  81,752
Daewoo Engineering & Construction
Co., Ltd.                                 13,000                 186,451
Daewoo Shipbuilding & Marine
Engineering Co., Ltd.                      8,500                 224,783
Dongkuk Steel Mill Co., Ltd.(a)            9,400                 185,649
Doosan Heavy Industries and
Construction Co., Ltd.(a)                  3,000                  98,837
GS Engineering & Construction
Corp.                                      4,000                 237,751
GS Holdings Corp.                          5,554                 164,113
Hana Financial Group, Inc.(a)             18,765                 888,375
Hanjin Heavy Industries &
Construction Co., Ltd.(a)                  4,200                 120,289
Hanjin Shipping Co., Ltd.                  5,300                 125,660
Hansol Paper Co., Ltd.(a)                  8,200                 113,498
Hanwha Chemical Corp.(a)                   6,700                  85,230
Hanwha Corp.                               9,800                 299,239
Hanwha Securities Co., Ltd.(a)            40,000                 389,392
Hite Brewery Co., Ltd.                     1,950                 277,613
Honam Petrochemical Corp.(a)               2,600                 157,580
Hynix Semiconductor, Inc.(a)              24,070                 710,705
Hyundai Development Co.                    6,700                 306,487
Hyundai Engineering & Construction
Co., Ltd.(a)                               6,500                 331,242
Hyundai Heavy Industries Co., Ltd.         4,000                 348,658
Hyundai Merchant Marine Co., Ltd.          8,700                 123,253
Hyundai Mobis(a)                           3,800                 335,872
Hyundai Motor Co.                         17,770               1,490,006
Hyundai Motor Co. Ltd. (PFD
Shares)                                    4,200                 231,771
Hyundai Steel Co.(a)                       8,500                 253,042
Kangwon Land, Inc.                        36,658                 723,539
KCC Corp.                                    500                 112,044
Kia Motors Corp.                          11,000                 225,236
Kookmin Bank(a)                            5,100                 437,110
Kookmin Bank (ADR)(a)                     18,084               1,546,544
Korea Electric Power Corp.                38,130               1,596,024
Korea Express Co., Ltd.(a)                 2,000                 156,498
Korea Gas Corp.                            4,400                 146,534
Korea Zinc Co., Ltd.(a)                    2,300                 179,619
Korean Air Lines Co., Ltd.                 8,086                 257,368
KT Corp.                                  30,600               1,229,212
KT Freetel Co., Ltd.                      14,400                 382,556
KT&G Corp.                                27,980               1,578,041
KTBNetwork Co., Ltd. (ADR)(a)             80,000                 438,543
LG Chem Ltd.(a)                            3,800                 172,444
LG Chem Ltd. (GDR) (144A)(a)               9,240                 209,924
LG Corp.                                   8,900                 308,182
LG Electronics, Inc.                       9,019                 729,453
LG Petrochemical Co., Ltd.(a)              4,500                  96,652
LG Telecom Ltd.(a)                        20,000                 168,244
LG.Philips LCD Co., Ltd.(a)                5,600                 251,385
NHN Corp.(a)                                 800                 245,952
POSCO                                     12,090               3,103,653
S-Oil Corp.                                5,500                 421,656
Samsung Corp.                             25,930                 661,825
Samsung Electro-Mechanics Co.,
Ltd.(a)                                    4,200                 158,219
Samsung Electronics Co., Ltd.              8,138               5,254,115
Samsung Fire & Marine Insurance
Co., Ltd.(a)                               7,734               1,021,780
Samsung Heavy Industries Co., Ltd.         9,500                 169,699
Samsung SDI Co., Ltd.                      2,600                 211,003
Samsung Securities Co., Ltd.(a)               70                   3,732
Samsung Techwin Co., Ltd.(a)               4,000                 110,563
Shinhan Financial Group Co., Ltd.         22,630               1,009,141
Shinsegae Co., Ltd.                        1,300                 592,461
SK Corp.                                  14,800                 991,561
SK Securities Co., Ltd.(a)               470,000                 643,115
SK Telecom Co., Ltd.                       1,480                 293,822
SK Telecom Co., Ltd. (ADR)                49,526               1,168,318
Trigem Computer (a)                        2,389                 114,576
------------------------------------------------------------------------
                                                            $ 35,691,043
------------------------------------------------------------------------
Taiwan - 6.6%
------------------------------------------------------------------------
Acer, Inc.                               276,455            $    507,344
Advanced Semiconductor
Engineering, Inc.(a)                     161,000                 151,197
Advanced Semiconductor
Engineering, Inc. (ADR)                   27,495                 128,127
Asia Cement Corp.                        416,491                 292,654
Astro All Asia Networks PLC              136,500                 176,411
Asustek Computer, Inc.                   174,051                 471,321
AU Optronics Corp.(a)                    101,000                 151,176
AU Optronics Corp. (ADR)                  29,711                 442,991
BenQ Corp.(a)                            100,000                  82,931
Catcher Technology Co., Ltd.(a)           21,000                 188,342
Cathay Financial Holding Co., Ltd.       504,000                 900,254
Chang Hwa Commercial Bank(a)             395,000                 215,757
Chi Mei Optoelectronics Corp.            316,859                 445,284
China Development Financial
Holding Corp.(a)                         931,000                 343,739
China Motor Corp.(a)                     146,000                 148,161
China Steel Corp.                        912,440                 855,413
Chinatrust Financial Holding Co.,
Ltd.                                     637,820                 452,692
Chunghwa Telecom Co., Ltd.(a)            601,000               1,130,440
Chunghwa Telecom Co., Ltd. (ADR)          48,200                 944,238
Chungwha Picture Tubes Ltd.(a)           341,000                  86,682
CMC Magnetics Corp.(a)                   274,000                  84,332
Compal Communications, Inc.(a)           23,000                  148,451
Compal Electronics, Inc.                 326,140                 332,466
Cosmos Bank Taiwan(a)                    238,000                  99,002
D-Link Corp.(a)                          105,000                 110,599
Delta Electronics, Inc.(a)               132,000                 306,819
E.Sun Financial Holding Co., Ltd.        254,925                 163,065
Eva Airways Corp.(a)                     736,032                 278,491
Evergreen Marine Corp.                   704,946                 440,222
Far Eastern International Bank(a)        203,000                  74,691
Far Eastern Textile Ltd.                 172,800                 120,954
Far EasTone Telecommunications
Co., Ltd.                                828,000                 976,467
First Financial Holding Co., Ltd.        381,800                 272,758
Formosa Chemicals & Fibre Corp.          207,000                 333,583
Formosa Petrochemical Corp.              928,602               1,669,385
Formosa Plastics Corp.                   563,050                 878,158
Foxconn Technology Co., Ltd.(a)           41,000                 260,343
Fu Sheng Industrial Co., Ltd.(a)         141,000                 166,515
Fubon Financial Holding Co., Ltd.        650,000                 550,478
Fuhwa Financial Holdings Co.,
Ltd.(a)                                  263,000                  93,788
HannStar Display Corp.(a)                434,000                  77,632
High Tech Computer Corp.                  32,080                 874,003
Hon Hai Precision Industry Co., Ltd.     281,610               1,737,454
Hotai Motor Co., Ltd.(a)                  98,000                 202,354
Hsinchu International Bank(a)            188,000                  90,470
Hua Nan Financial Holdings Co.,
Ltd.                                     355,000                 246,334
Inventec Co., Ltd.(a)                    220,000                 122,360
KGI Securities Co., Ltd.(a)              283,000                  86,555
Largan Precision Co., Ltd.(a)             14,000                 226,125
Lite-On Technology Corp.                 177,000                 245,166
MediaTek, Inc.                            77,600                 896,065
Mega Financial Holding Co., Ltd.         759,000                 571,188
Mitac International Corp.(a)              80,000                 102,134
Motech Industries, Inc.(a)                 6,000                 150,513
Nan Ya Plastics Corp.                    887,000               1,320,561
Nanya Technology Corp.(a)                165,000                  94,767
Novatek Microelectronics Corp.
Ltd.(a)                                   25,000                 177,425
Optimax Technology Corp.(a)               60,000                  66,461
Pou Chen Corp.(a)                        691,000                 495,178
Powerchip Semiconductor Corp.            543,680                 316,679
Powertech Technology, Inc.(a)             30,000                 100,665
President Chain Store Corp.              545,000               1,153,394
ProMOS Technologies, Inc.(a)             318,000                 107,896
Quanta Computer, Inc.                    230,325                 377,420
Quanta Display, Inc.(a)                  292,000                 101,796
Shin Kong Financial Holding Co.,
Ltd.(a)                                  282,749                 232,805
Siliconware Precision Industries Co.
(ADR)                                     66,085                 426,248
SinoPac Financial Holdings Co.,
Ltd.(a)                                  644,523                 326,144
Synnex Technology International
Corp.                                    648,790                 720,678
Taishin Financial Holdings Co., Ltd.     496,887                 273,925
Taiwan Business Bank(a)                  409,000                  91,718
Taiwan Cement Corp.                      340,650                 262,324
Taiwan Mobile Co., Ltd.                1,345,000               1,282,016
Taiwan Semiconductor
Manufacturing Co., Ltd.                1,812,499               3,554,848
Teco Electric & Machinery Co.,
Ltd.(a)                                  389,000                 119,859
Teco Electric & Machinery Co., Ltd.
(GDR)(a)                                      42                     129
U-Ming Marine Transport Corp.(a)         202,000                 210,768
Uni-President Enterprises Corp.        2,276,000               1,387,629
United Microelectronics Corp.(a)         423,000                 266,174
United Microelectronics Corp.
(ADR)                                    226,175                 771,257
Walsin Lihwa Corp.                     1,085,980                 396,422
Wan Hai Lines Ltd.(a)                    280,000                 173,267
Winbond Electronics Corp.(a)             338,000                  97,801
Wintek Corp.(a)                          68,000                   92,942
Yageo Corp.(a)                           303,000                 115,759
Yang Ming Marine Transport               392,870                 239,342
Yuanta Core Pacific Securities Co.(a)    322,000                 194,569
Yuen Foong Yu Paper Manufacturing
Co., Ltd.(a)                             301,000                 106,732
Zyxel Communications Corp.(a)            54,000                   90,262
------------------------------------------------------------------------
                                                            $ 36,849,934
------------------------------------------------------------------------
Thailand - 3.3%
------------------------------------------------------------------------
Advanced Info Service Pcl(d)             358,000            $    845,044
Airports of Thailand Pcl(a)(d)            92,400                 114,624
Aromatics (Thailand) Pcl(d)              145,000                  97,860
Asian Property Development Pcl(a)      1,652,200                 178,365
Bangkok Bank Pcl(a)                      231,900                 649,244
Bangkok Bank Pcl(d)                      144,900                 431,992
Bank of Ayudhya Pcl(d)                   200,400                  97,401
Bank of Ayudhya Pcl(a)                   272,400                 128,120
BankThai Pcl(a)(d)                       643,800                 124,970
Banpu Pcl(d)                              33,000                 125,967
BEC World Pcl(d)                         475,300                 153,973
Big C Supercenter Pcl (NVDR)(a)          113,000                 116,890
Cal-Comp Electronics (Thailand)
Pcl(d)                                 1,500,000                 143,463
Central Pattana Pcl(a)(d)                540,700                 262,739
Charoen Pokphand Foods Pcl(a)(d)       3,314,800                 464,473
CP Seven Eleven Pcl(a)                 1,500,000                 261,088
Delta Electronics (Thailand) Pcl(d)      934,670                 473,403
Electricity Generating Pcl               114,500                 231,035
Golden Land Property Development
Pcl (NVDR)(a)                            405,000                 100,028
Hana Microelectronic Pcl(d)            1,084,100                 843,142
Italian-Thai Development Pcl           2,214,300                 395,665
ITV Pcl(a)(d)                            600,000                 152,719
Kasikornbank Pcl(d)                      784,600               1,381,959
Krung Thai Bank Pcl(d)                 1,109,000                 313,639
Land and Houses Pcl (Foreign) (a)(d)     889,000                 185,691
Land and Houses Pcl (Foreign)          1,130,000                 243,528
Major Cineplex Group Pcl(d)              754,100                 341,230
Minor International Pcl(a)(d)          1,883,400                 394,645
National Finance Pcl(d)                  523,300                 214,895
Precious Shipping Pcl(d)                 193,000                 141,419
PTT Chemical Pcl(a)                       78,489                 175,563
PTT Exploration & Production Pcl(d)       58,600                 831,654
PTT Pcl(d)                               296,900               1,786,209
Quality House Pcl(a)                   4,710,000                 156,213
Ratchaburi Electricity Generating
Holding Pcl(d)                           261,100                 266,840
Saha-Union Pcl(d)                         98,700                  44,154
Shin Corp. Pcl (NVDR)(a)(d)              426,000                 415,452
Siam Cement Pcl (Foreign) (a)            139,600                 844,421
Siam Cement Pcl (Foreign) (d)             25,000                 164,048
Siam City Bank Pcl(a)(d)                 267,000                 166,760
Siam City Cement Pcl(d)                   24,100                 182,167
Siam Commercial Bank Pcl(d)              401,000                 664,983
Siam Makro Pcl(d)                        157,600                 330,233
Sino Thai Engineering &
Construction Pcl(a)(d)                   451,900                 110,375
Thai Airways International Pcl(d)        269,000                 314,681
Thai Military Bank Pcl(a)(d)           1,809,000                 197,202
Thai Oil Pcl                             168,000                 285,075
Thai Petrochemical Industry Pcl(a)(d)  2,824,000                 537,282
Thai Stanley Electric Pcl(a)(d)           26,000                  98,933
Thai Union Frozen Products Pcl
(Foreign)                                233,000                 180,818
Thai Union Frozen Products Pcl
(Foreign) (a)(d)                         230,000                 176,768
TISCO Bank Pcl(a)(d)                     150,000                 106,291
Total Access Communication Pcl(a)         95,000                 373,839
True Corp. Pcl(a)(d)                     730,768                 201,034
TT&T Pcl(a)                            3,676,000                 292,984
United Communication Industry
Pcl(a)(d)                                126,000                 163,594
------------------------------------------------------------------------
                                                            $ 18,676,784
------------------------------------------------------------------------
Turkey - 3.2%
------------------------------------------------------------------------
Ak Enerji Elektrik Uretim
Otoprodukor Grubu AS(a)                   17,955            $     74,412
Akbank TAS                               213,619               1,792,931
Akcansa Cimento AS                        24,000                 151,261
Alarko Holding AS(a)                       3,000                 117,008
Anadolu Efes Biracilik ve Malt
Sanayii AS                                41,576               1,328,702
Arcelik AS                                61,583                 505,276
Cimsa Cimento Sanayi ve Ticaret
AS(a)                                     20,000                 147,518
Dogan Sirketler Grubu Holding
AS(a)                                    159,000                 726,882
Dogan Yayin Holding AS(a)                 88,698                 408,517
Enka Insaat ve Sanayi AS                  27,500                 375,553
Eregli Demir ve Celik Fabrikalari
TAS                                      146,993                 891,364
Finansbank AS(a)                          74,067                 422,226
Haci Omer Sabanci Holding AS             210,158               1,480,340
Hurriyet Gazetecilik ve Matbaacilik
AS(a)                                     82,000                 313,999
Ihlas Holding AS(a)                      171,000                 112,861
KOC Holding AS                           169,553                 898,591
Migros Turk TAS                           42,464                 526,227
Nortel Networks Netas
Telekomunikasyon AS                        1,764                  50,989
Petkim Petrokimya Holding AS(a)           45,000                 208,138
Trakya CAM Sanayi AS                      60,699                 259,356
Tupras Turkiye Petrol Rafine AS           64,441               1,134,155
Turk Hava Yollari Aninum Ortakligi
(THY) AS(a)                               48,448                 265,809
Turkcell Iletisim Hizmet AS              251,348               1,604,215
Turkcell Iletisim Hizmet AS (ADR)         32,456                 541,041
Turkiye Garanti Bankasi AS(a)            283,487               1,054,201
Turkiye Is Bankasi                       171,628               1,424,919
Ulker Gida Sanayi ve Ticaret AS(a)        85,850                 343,106
Vestel Elektronik Sanayi va Ticaret
AS(a)                                     15,295                  62,428
Yapi ve Kredi Bankasi(a)                  95,811                 504,604
Yazicilar Holding AS(a)                    5,000                 162,579
------------------------------------------------------------------------
                                                            $ 17,889,208
------------------------------------------------------------------------
United States - 0.3%
------------------------------------------------------------------------
Southern Copper Corp.                     22,169            $  1,872,837
------------------------------------------------------------------------
                                                            $  1,872,837
------------------------------------------------------------------------
Venezuela - 0.4%
------------------------------------------------------------------------
Cia Anonima Nacional Telefonos de
Venezuela - CANTV (ADR)                   65,152            $  1,379,919
Mercantil Servicios Financieros CA
(ADR)                                    161,700                 892,051
------------------------------------------------------------------------
                                                            $  2,271,970
------------------------------------------------------------------------
Zimbabwe - 0.3%
------------------------------------------------------------------------
Ariston Holdings Ltd.(a)                 597,393            $     21,679
Barclays Bank Zimbabwe                   712,759                  24,429
Dawn Properties(a)                       369,831                 671,054
Delta Corp. Ltd.                         807,488                 309,315
Econet Wireless Holdings Ltd.             93,780                 212,703
Hwange Colliery Co. Ltd.(a)              693,000                  90,815
Meikles Africa Ltd.                       60,013                  93,769
NMBZ Holdings Ltd.(a)                    994,355                  18,042
OK Zimbabwe                            1,059,353                  21,358
Old Mutual PLC                            80,448                 440,853
Pelhams Ltd.(a)                           86,835                     350
Zimbabwe Sun Ltd.(a)                     123,277                   1,988
                                                            $  1,906,355
------------------------------------------------------------------------
Total Common Stocks                                         $528,156,099
------------------------------------------------------------------------

INVESTMENT FUNDS - 3.4%

Butterfield Fund Thai Euro(a)(b)          63,899            $  1,284,370
Framlington Bulgaria Fund,
Ltd.(a)(b) (e)                            78,180                  14,854
Genesis Chile Fund Ltd.(a)(b)              3,400                 308,278
India Fund, Inc.                          95,800               4,837,900
Korea Fund, Inc.                          12,110                 461,391
Morgan Stanley India Investment
Fund, Inc.                                23,786               1,189,300
Romanian Investment Fund(a)(b)               615                 307,500
Saudi Arabia Investment Fund
Ltd.(b)                                   41,700               4,107,450
Societe Generale Baltic Republic
Fund(b) (e)                               12,723                  47,711
Societe Generale Romania Fund(b)
(e)                                        6,450                   7,740
UTI India IT Fund Ltd.(a)(b)              22,300                 801,239
Vietnam Enterprise Investments
Ltd.(a)(b)                             1,882,733               5,271,652
Vietnam Growth Fund Ltd.(b)               17,646                 269,102
------------------------------------------------------------------------
Total Investment Funds                                      $ 18,908,487
------------------------------------------------------------------------

RIGHTS (A) - 0.1%

EFG Hermes Holdings (Egypt)
Expiring 4/18/06                          44,300            $    469,399
Minor International (Thailand)
Expiring 3/29/08                         159,540                   8,819
Pelham (Zimbabwe) Expiring
4/14/06                                   86,835                      73
------------------------------------------------------------------------
Total Rights                                                $    478,291
------------------------------------------------------------------------

WARRANTS (A) - 0.5%

J.P. Morgan International
Derivatives Ltd. Call Warrant (Bharti
Televentures (India)), (144A)
expiring 5/31/06, strike INR.0001         81,000            $    728,927
J.P. Morgan International
Derivatives Ltd. Call Warrant (Hero
Honda Motors Ltd. (India)), (144A)
expiring 12/22/06, strike INR.0001        16,000                 326,383
J.P. Morgan International
Derivatives Ltd. Call Warrant
(Hindustan Lever Ltd. (India)),
(144A) expiring 4/4/07, strike
INR.0001                                 133,000                 809,771
J.P. Morgan International
Derivatives Ltd. Call Warrant
(Infosys Technologies Ltd. (India)),
(144A) expiring 8/25/08, strike
INR.0001(b)                                1,575                 428,116
J.P. Morgan International
Derivatives Ltd. Call Warrant (Tata
Consultancy Services Ltd. (India)),
(144A) expiring 11/1/06, strike
INR.0001                                   5,985                 257,329
------------------------------------------------------------------------
Total Warrants                                              $  2,550,526
------------------------------------------------------------------------
Total Long-Term Investments - 98.5%                         $550,093,403
------------------------------------------------------------------------

                                            PRINCIPAL
SECURITY                                 AMOUNT (000)           VALUE
------------------------------------------------------------------------

SHORT - TERM INVESTMENTS - 0.4%

Repurchase Agreements
State Street Bank & Trust Corp.
Repurchase Agreement, dated 3/31/06,
4.40%, due 4/3/06 (cost $2,445,000)(f)     2,445            $  2,445,000
------------------------------------------------------------------------
Total Repurchase Agreements                                 $  2,445,000
------------------------------------------------------------------------
Total Investments - 98.9%                                   $552,538,403
------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.1%                       $  6,223,721
------------------------------------------------------------------------
Net Assets - 100.0%                                         $558,762,124
------------------------------------------------------------------------
(144A) - Security Exempt from registration under Rule 144A of the securities Act of 1933.
(ADR) - American Depositary Receipt
(GDR) - Global Depository Receipt
(NVDR) - Non-Voting Depository Receipt
(a)      Non-income producing security.
(b)      Security valued at fair value using methods determined in
         good faith by or at the direction of the Trustees.
(c)      Represents financial contract with an off-shore broker
         whereby one contract is equal to one share of the indicated
         security.
(d)      Indicates a foreign registered security. Shares issued to
         foreign investors in markets that have foreign ownership
         limits.
(e)      Investment fund is in the process of being liquidated.
(f)      Repurchase price of $2,445,823.                 Collateralized by
         $2,575,000 Federal Home Loan Bank 4.38% due
         09/17/2010. The aggregate market value, including accrued interest, of the collateral was $2,497,753.

                       See notes to financial statements

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:  /s/ Michael W. Weilheimer
         ------------------------------------------
         Michael W. Weilheimer
         President and Principal Executive Officer

Date:    May  26, 2006
         -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Michael W. Weilheimer
         ------------------------------------------
         Michael W. Weilheimer
         President and Principal Executive Officer

Date:    May  26, 2006
         -------------

By:  /s/ James L. O'Connor
         ------------------------------------------
         James L. O'Connor
         Treasurer and Principal Financial Officer

Date:    May  26, 2006
         -------------